Annual Fund Operating Expenses - SA Multi-Managed Large Cap Value Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	0.02%	[1]
Net Expenses (as a percentage of Assets)	0.85%	[1]
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	0.02%	[1]
Net Expenses (as a percentage of Assets)	1.00%	[1]
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	0.02%	[1]
Net Expenses (as a percentage of Assets)	1.10%	[1]

[1]
Pursuant to a Master Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”), the Portfolio’s investment adviser, is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee rate payable by the Portfolio to SunAmerica is equal to 0.78% of the Portfolio’s average daily net assets on the first $250 million, 0.73% of the Portfolio’s average daily net assets on the next $250 million, and 0.68% of the Portfolio’s average daily net assets over $500 million. The Master Advisory Fee Waiver Agreement may be modified or discontinued prior to July 31, 2027 only with the approval of the Board of Trustees of Seasons Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.